Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Major related parties and relationships with Group

Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”)	Cost method investee, related party of Phoenix TV Group
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Equity method investee
Phoenix FM Limited (“FM”)	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Particle Inc. (“Particle”)	Available-for-sale method investee
Hangzhou Qike Technology Co., Ltd.	Equity method investee
Lifeix Inc.	Cost method investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan, employees of the Group
Ms. Shang Xiaowei and Ms. Shi Xueyi	Legal shareholders of Huanyou Tianxia, employees of the Group
Mr. Chen Ming and Mr. Zou Ming	Legal shareholders of You Jiuzhou, employees of the Group

Amounts due from and due to related parties

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Amounts due from related parties:
Due from CMCC	74,273	58,295	8,999
Due from Phoenix TV Group	77,293	20,144	3,110
Due from investees	23,469	46,238	7,138
Others	1,189	—	—
Total	176,224	124,677	19,247
Amounts due to related parties:
Due to CMCC	563	1,808	279
Due to Phoenix TV Group	21,926	17,060	2,634
Others	—	500	77
Total	22,489	19,368	2,990

Entities within the non US listed part of the Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Contents provided by Phoenix TV Group	(3,477)	(3,757)	(4,730)	(730)
Data line services provided by Phoenix TV Group	(392)	(363)	(180)	(28)
Advertising and promotion expenses charged by Phoenix TV Group	(1,040)	(1,246)	(1,788)	(276)
Corporate administrative expenses charged by Phoenix TV Group	(404)	(354)	(1,812)	(280)
Project cost charged by Phoenix TV Group	—	—	(55)	(8)
Revenues earned from Phoenix TV Group and its customers	28,911	25,168	16,510	2,549

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with CMCC:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	16,216	29,643	35,787	5,525
Paid service revenues earned from and through CMCC	413,407	290,755	273,510	42,223
Revenue sharing fees and bandwidth costs to CMCC	(72,622)	(41,766)	(44,359)	(6,848)

Investees [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with Investees:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Loans provided to FM	—	4,300	8,000	1,235
Advances provided to FM	—	482	71	11
Loans repaid from FM	—	(800)	—	—
Advertising revenues earned from Tianbo	—	421	4,384	677
Advances provided to Tianbo	—	—	1,177	182
Advertising revenues earned from Lilita	—	333	14,414	2,225
Brand license authorization revenues earned from Lilita	—	855	3,155	487
Advertising resources provided by Tianbo	—	(31)	(39)	(6)
Advances provided to Fenghuang Jingcai	—	—	409	63